Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Schedule of Intangible Assets

	December 31,
	2017			2016			2015
	Gross	Accumulated depreciation	Net	Gross	Accumulated depreciation	Net	Net
	(In millions of US$)
Multi-client surveys Marine	4,677.7	(3,936.8)	740.9	4,337.6	(3,598.4)	739.2	809.2
Multi-client surveys Land	716.5	(626.1)	90.4	683.4	(574.7)	108.7	117.9
Development costs capitalized	432.5	(228.5)	204.0	384.6	(183.1)	201.5	199.9
Software	113.2	(88.9)	24.3	106.9	(76.2)	30.7	39.9
Research — Technology	75.2	(75.1)	0.1	83.3	(82.3)	1.0	4.2
Customer relationships	232.3	(165.3)	67.0	246.2	(170.9)	75.3	85.4
Trade names	44.2	(31.6)	12.6	43.7	(31.2)	12.5	12.4
Other intangible assets	103.4	(90.5)	12.9	97.9	(82.1)	15.8	17.8

Total intangible assets	6,395.0	(5,242.8)	1,152.2	5,983.6	(4,798.9)	1,184.7	1,286.7

Schedule of Variation of Intangible Assets

	December 31,
Variation of the period	2017	2016	2015
	(In millions of US$)
Balance at beginning of period	1,184.7	1,286.7	1,373.8
Increase in multi-client surveys	281.0	337.4	357.4
Development costs capitalized	34.1	34.0	41.5
Other acquisitions	4.7	9.0	10.6
Depreciation on multi-client surveys	(297.7)	(417.2)	(369.5)
Other depreciation	(65.1)	(64.4)	(113.2)
Disposals	—	(0.1)	(6.0)
Change in exchange rates	10.5	(2.6)	(14.2)
Other	—	1.9	6.3

Balance at end of period	1,152.2	1,184.7	1,286.7

Summary of Reconciliation of Acquisitions with Consolidated Statements of Cash Flows and Capital Expenditures

Reconciliation of acquisitions with the consolidated statements of cash flows and capital expenditures in note 19

	December 31,
	2017	2016	2015
	(In millions of US$)
Increase in multi-client surveys	281.0	337.4	357.4
Multi-client depreciations & amortizations capitalized	(30.0)	(42.3)	(72.8)

Investment in multi-client surveys according to cash flow statement	251.0	295.1	284.6